UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2006

ITEM 1.      REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Profile II Portfolios

Annual Report

December 31, 2006

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus of Maxim Series Fund, Inc. (“Maxim Series Fund” or the “Fund”), which include details as to offering price and other information.

Maxim Conservative Profile II Portfolio

In 2006 the Maxim Conservative Profile II Portfolio posted a 8.12% return. This return was obtained in a year where most equity markets provided solid gains, while the bond markets provided more modest gains. For the full year, international stocks as measured by the MSCI EAFE Index returned 26.34% outpacing domestic stocks that returned 15.88% as measured by the Wilshire 5000 Index. With respect to bonds, the Lehman Brothers Aggregate Bond Index rose 4.33%, while the shorter term Lehman Brothers 1-3 Credit Index returned 4.66%. With that as a backdrop, the Portfolio outperformed its composite benchmark by .29% net of fees. Performance relative to the benchmarks was aided by exposure to the three Maxim international portfolios that provided a collective return of 29.13%, well above the MSCI EAFE Index, as well as the Maxim Global Bond Portfolio with a return of 14.85% and the Maxim High Yield Bond Portfolio with a return of 10.09%. The more detracting relative returns were provided by exposure to the Maxim Trusco Small-Cap Growth Portfolio and the Maxim Janus Large Cap Growth Portfolio as both of these portfolios provided returns of less than 3%, significantly below their benchmarks.

	Maxim Conservative Profile II Portfolio	Composite Index	Lehman Aggregate Bond Index	Lehman 1-3 Year Credit Index	Wilshire 5000 Index	MSCI EAFE Index

09/30/1999	10,000.00	10,000.00	10,000.00	10,000.00	10,000.00	10,000.00
12/31/1999	10,500.00	10,467.77	9,988.00	10,092.40	11,827.00	11,705.40
12/31/2000	10,599.75	10,979.84	11,149.60	10,880.01	10,539.04	10,075.69
12/31/2001	10,663.35	11,343.57	12,090.63	11,901.54	9,382.91	7,938.64
12/31/2002	10,511.93	11,560.52	13,331.13	12,728.69	7,425.63	6,695.45
12/31/2003	11,717.65	12,890.41	13,877.71	13,323.12	9,775.10	9,317.72
12/31/2004	12,549.60	13,683.55	14,479.86	13,564.27	10,995.04	11,246.30
12/31/2005	13,091.74	14,184.88	14,831.58	13,820.63	11,696.52	12,822.47
12/31/2006	14,139.08	15,295.13	15,473.78	14,464.68	13,541.06	16,266.59

Maxim Conservative Profile II Portfolio

Total Return –

One Year:	8.12%
Five Year:	5.81%
Since inception:	4.85%

Portfolio Inception:	9/30/1999

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Conservative Profile II Portfolio, made at its inception, with the performance of the Wilshire 5000 Index, the Lehman Aggregate Bond Index, the

Lehman 1-3 Year Credit Index, the MSCI EAFE Index and a Composite Index that includes each of the foregoing. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Maxim Moderately Conservative Profile II Portfolio

In 2006 the Maxim Moderately Conservative Profile II Portfolio posted a 10.15% return. This return was obtained in a year where most equity markets provided solid gains, while the bond markets provided more modest gains. For the full year, international stocks as measured by the MSCI EAFE Index returned 26.34% outpacing domestic stocks that returned 15.88% as measured by the Wilshire 5000 Index. With respect to bonds, the Lehman Brothers Aggregate Bond Index rose 4.33%, while the shorter term Lehman Brothers 1-3 Credit Index returned 4.66%. With that as a backdrop, the Portfolio underperformed its composite benchmark by 1.04% net of fees. Performance relative to the benchmarks was aided by exposure to the three Maxim international portfolios that provided a collective return of 29.13%, well above the MSCI EAFE Index, as well as the Maxim Global Bond Portfolio with a return of 14.85% and the Maxim High Yield Bond Portfolio with a return of 10.09%. The more detracting relative returns were provided by exposure to the Maxim Trusco Small-Cap Growth Portfolio and the Maxim Janus Large Cap Growth Portfolio as both of these portfolios provided returns of less than 3%, significantly below their benchmarks.

	Maxim Moderately Conservative Profile II Portfolio	Composite Index	Lehman 1-3 Year Credit Index	MSCI EAFE Index	Wilshire 5000 Index	Lehman Aggregate Bond Index

	10,000.00	10,000.00	10,000.00	10,000.00	10,000.00	10,000.00
1999	10,779.00	10,802.82	10,090.60	11,705.40	11,823.00	9,966.30
2000	10,525.69	10,853.29	10,878.07	10,075.69	10,535.48	11,125.38
2001	9,959.41	10,670.07	11,899.41	7,938.64	9,379.73	12,064.36
2002	9,335.95	10,300.83	12,726.42	6,695.45	7,423.12	13,302.17
2003	10,886.65	12,124.83	13,320.75	9,317.72	9,771.80	13,847.56
2004	11,964.43	13,198.58	13,561.85	11,246.30	10,991.32	14,448.40
2005	12,688.28	13,894.32	13,818.17	12,822.47	11,692.56	14,799.35
2006	13,962.18	15,449.23	14,462.10	16,266.59	13,536.48	15,440.16

Maxim Moderately Conservative Profile II Portfolio

Total Return –

One Year:	10.15%
Five Year:	6.99%
Since inception:	4.66%

Portfolio Inception:	9/30/1999

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Moderately Conservative Profile II Portfolio, made at its inception, with the performance of the Wilshire 5000 Index, the Lehman Aggregate Bond Index, the Lehman 1-3 Year Credit Index, the MSCI EAFE Index and a Composite Index that includes each of the foregoing. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Maxim Moderate Profile II Portfolio

In 2006 the Maxim Moderate Profile II Portfolio posted a 12.20% return. This return was obtained in a year where most equity markets provided solid gains, while the bond markets provided more modest gains. For the full year, international stocks as measured by the MSCI EAFE Index returned 26.34% outpacing domestic stocks that returned 15.88% as measured by the Wilshire 5000 Index. With respect to bonds, the Lehman Brothers Aggregate Bond Index rose 4.33%, while the shorter term Lehman Brothers 1-3 Credit Index returned 4.66%. With that as a backdrop, the Portfolio underperformed its composite benchmark by .71% net of fees. Performance relative to the benchmarks was aided by exposure to the three Maxim international portfolios that provided a collective return of 29.13%, well above the MSCI EAFE Index, as well as the Maxim Global Bond Portfolio with a return of 14.85% and the Maxim High Yield Bond Portfolio with a return of 10.09%. The more detracting relative returns were provided by exposure to the Maxim Trusco Small-Cap Growth Portfolio and the Maxim Janus Large Cap Growth Portfolio as both of these portfolios provided returns of less than 3%, significantly below their benchmarks.

	Maxim Moderate Profile II Portfolio	Composite Index	Lehman Aggregate Bond Index	MSCI EAFE Index	Wilshire 5000 Index	Lehman 1-3 Year Credit Index
09/30/1999	10,000.00	10,000.00	10,000.00	10,000.00	10,000.00	10,000.00
12/31/1999	10,868.00	11,408.74	10,015.00	11,705.40	11,518.00	10,116.80

12/31/2000	10,629.99	11,076.65	11,179.74	10,075.69	10,263.69	10,906.32
12/31/2001	9,913.53	10,567.17	12,123.31	7,938.64	9,137.76	11,930.31
12/31/2002	8,958.86	9,708.21	13,367.17	6,695.45	7,231.63	12,759.47
12/31/2003	10,781.09	11,828.32	13,915.22	9,317.72	9,519.71	13,355.33
12/31/2004	12,026.30	13,020.25	14,519.00	11,246.30	10,707.77	13,597.06
12/31/2005	12,793.58	13,783.76	14,871.67	12,822.47	11,390.93	13,854.05
12/31/2006	14,354.40	15,562.83	15,515.61	16,266.59	13,187.28	14,499.65

Maxim Moderate Profile II Portfolio

Total Return –

One Year:	12.20%
Five Year:	7.68%
Since inception:	5.05%

Portfolio Inception:	9/30/1999

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Moderate Profile II Portfolio, made at its inception, with the performance of the Wilshire 5000 Index, the Lehman Aggregate Bond Index, the Lehman 1-3 Year Credit Index, the MSCI EAFE Index and a Composite Index that includes each of the foregoing. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Maxim Moderately Aggressive Profile II Portfolio

In 2006 the Maxim Moderately Aggressive Profile II Portfolio posted a 13.97% return. This return was obtained in a year where most equity markets provided solid gains, while the bond markets provided more modest gains. For the full year, international stocks as measured by the MSCI EAFE Index returned 26.34% outpacing domestic stocks that returned 15.88% as measured by the Wilshire 5000 Index. With respect to bonds, the Lehman Brothers Aggregate Bond Index rose 4.33%, while the shorter term Lehman Brothers 1-3 Credit Index returned 4.66%. With that as a backdrop, the Portfolio underperformed its composite benchmark by 1.71% net of fees. Performance relative to the benchmarks was aided by exposure to the three Maxim international portfolios that provided a collective return of 29.13%, well above the MSCI EAFE Index, as well as the Maxim Global Bond Portfolio with a return of 14.85% and the Maxim High Yield Bond Portfolio with a return of 10.09%. The more detracting relative returns were provided by exposure to the Maxim Trusco Small Cap Growth Portfolio and the Maxim Janus Large Cap Growth Portfolio as both of these portfolios provided returns of less than 3%, significantly below their benchmarks.

Maxim Moderately Aggressive Profile II Portfolio	Composite Index	MSCI EAFE Index	Wilshire 5000 Index	Lehman Aggregate Bond Index

09/30/1999	10,000.00	10,000.00	10,000.00	10,000.00	10,000.00
12/31/1999	11,216.00	11,189.10	11,705.40	11,518.00	10,015.00
12/31/2000	10,568.84	10,515.72	10,075.69	10,263.69	11,179.74
12/31/2001	9,433.74	9,603.22	7,938.64	9,137.76	12,123.31
12/31/2002	8,180.00	8,471.96	6,695.45	7,231.63	13,367.17
12/31/2003	10,163.65	10,728.57	9,317.72	9,519.71	13,915.22
12/31/2004	11,536.76	12,069.56	11,246.30	10,707.77	14,519.00
12/31/2005	12,440.09	12,950.76	12,822.47	11,390.93	14,871.67
12/31/2006	14,177.97	14,981.76	16,266.59	13,187.28	15,515.61

Maxim Moderately Aggressive Profile II Portfolio

Total Return –

One Year:	13.97%
Five Year:	8.49%
Since inception:	4.88%

Portfolio Inception:	9/30/1999

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Moderately Aggressive Profile II Portfolio, made at its inception, with the performance of the Wilshire 5000 Index, the Lehman Aggregate Bond Index, the MSCI EAFE Index and a Composite Index that includes each of the foregoing. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Maxim Aggressive Profile II Portfolio

In 2006 the Maxim Moderately Aggressive Profile II Portfolio posted a 15.59% return. This return was obtained in a year where most equity markets provided solid gains, while the bond markets provided more modest gains. For the full year, international stocks as measured by the MSCI EAFE Index returned 26.34% outpacing domestic stocks that returned 15.88% as measured by the Wilshire 5000 Index. With respect to bonds, the Lehman Brothers Aggregate Bond Index rose 4.33%, while the shorter term Lehman Brothers 1-3 Credit Index returned 4.66%. With that as a backdrop, the Portfolio underperformed its composite benchmark by 3.51% net of fees. Performance relative to the benchmarks was aided by exposure to the three Maxim international portfolios that provided a collective return of 29.13%, well above the MSCI EAFE Index, as well as the Maxim Global Bond Portfolio with a return of 14.85% and the Maxim High Yield Bond Portfolio with a return of 10.09%. The more detracting relative returns were provided by exposure to the Maxim Trusco Small Cap Growth Portfolio and the Maxim Janus Large Cap Growth Portfolio as both of these portfolios provided returns of less than 3%, significantly below their benchmarks.

	Maxim Aggressive Profile II Portfolio	Composite Index	Wilshire 5000 Index	MSCI EAFE Index
09/30/1999	10,000.00	10,000.00	10,000.00	10,000.00
12/31/1999	11,692.00	11,574.22	11,518.00	11,705.40
12/31/2000	10,972.94	10,208.48	10,263.69	10,075.69
12/31/2001	9,505.86	8,775.01	9,137.76	7,938.64
12/31/2002	7,716.86	7,081.43	7,231.63	6,695.45
12/31/2003	10,085.93	9,481.86	9,519.71	9,317.72
12/31/2004	11,813.65	10,898.96	10,707.77	11,246.30
12/31/2005	12,873.34	11,843.96	11,390.93	12,822.47
12/31/2006	14,880.29	14,105.80	13,187.28	16,266.59

Maxim Aggressive Profile II Portfolio

Total Return –

One Year:	15.59%
Five Year:	9.38%
Since inception:	5.57%

Portfolio Inception:	9/30/1999

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Aggressive Profile II Portfolio, made at its inception, with the performance of the Wilshire 5000 Index, the MSCI EAFE Index and a Composite Index that includes each of the foregoing. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Aggressive Profile II, Conservative Profile II, Moderate Profile II, Moderately Aggressive Profile II, and Moderately Conservative Profile II Portfolios (the “Portfolios”) of the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the Aggressive Profile II, Conservative Profile II, Moderate Profile II, Moderately Aggressive Profile II, and Moderately Conservative Profile II Portfolios of the Maxim Series Fund, Inc. as of December 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 and the schedules of investments, the financial statements include investments valued at $48,909,905 (22% of net assets) for Conservative Profile II, $166,368,950 (15% of net assets) for Moderate Profile II, $4,461,574 (5% of net assets) for Moderately Aggressive Profile II, and $4,768,957 (22% of net assets) for Moderately Conservative Profile II, whose values have been estimated by the Board of Directors in the absence of readily ascertainable market values. We have reviewed the procedures used by the Board of Directors in arriving at its estimate of value of such investments and have inspected underlying documentation, and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market existed for the investments, and the differences could be material.

/s/ Deloitte & Touche LLP

February 23, 2007

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years Ended December 31, 2006 and 2005

Maxim Aggressive Profile II, Maxim Conservative Profile II, Maxim Moderate Profile II, Maxim Moderately Aggressive Profile II and Maxim Moderately Conservative Profile II Portfolios

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2006

				MAXIM	MAXIM
	MAXIM	MAXIM	MAXIM	MODERATELY	MODERATELY
	AGGRESSIVE	CONSERVATIVE	MODERATE	AGGRESSIVE	CONSERVATIVE
	PROFILE II	PROFILE II	PROFILE II	PROFILE II	PROFILE II
	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO
ASSETS:
Investments in securities, market value (1)	$779,710,491	$219,628,394	$1,125,337,058	$90,578,510	$21,372,582

LIABILITIES:
Due to investment adviser	10,707	3,006	15,443	1,234	293

NET ASSETS	$779,699,784	$219,625,388	$1,125,321,615	$90,577,276	$21,372,289

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$8,425,100	$2,311,545	$12,382,754	$827,449	$205,170
Additional paid-in capital	667,170,770	210,643,798	1,016,365,044	88,818,296	21,465,075
Net unrealized appreciation on investments	54,172,448	4,198,258	46,973,864	1,925,908	185,626
Undistributed net investment income	135	0	0	11	0
Accumulated net realized gain (loss) on investments	49,931,331	2,471,787	49,599,953	(994,388)	(483,582)

NET ASSETS	$779,699,784	$219,625,388	$1,125,321,615	$90,577,276	$21,372,289

NET ASSET VALUE PER OUTSTANDING SHARE	$9.25	$9.50	$9.09	$10.95	$10.42
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	200,000,000	150,000,000	200,000,000	150,000,000	150,000,000
Outstanding	84,251,003	23,115,451	123,827,544	8,274,491	2,051,703

(1) Cost of investments in securities:	$725,538,043	$215,430,136	$1,078,363,194	$88,652,602	$21,186,956

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2006

				MAXIM	MAXIM
	MAXIM	MAXIM	MAXIM	MODERATELY	MODERATELY
	AGGRESSIVE	CONSERVATIVE	MODERATE	AGGRESSIVE	CONSERVATIVE
	PROFILE II	PROFILE II	PROFILE II	PROFILE II	PROFILE II
	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO

INVESTMENT INCOME:
Income distributions received	$17,280,703	$7,204,345	$31,300,757	$2,684,275	$587,651

EXPENSES:
Management fees	743,692	214,845	1,086,589	86,308	20,626

NET INVESTMENT INCOME	16,537,011	6,989,500	30,214,168	2,597,967	567,025

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	47,767,218	2,207,473	48,028,482	4,358,500	662,246
Capital gain distributions received	64,737,220	6,086,088	63,845,889	5,890,619	970,991
Change in net unrealized appreciation on investments	(21,202,784)	1,574,958	(18,499,579)	(1,720,687)	(248,563)

Net realized and unrealized gain on investments	91,301,654	9,868,519	93,374,792	8,528,432	1,384,674

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$107,838,665	$16,858,019	$123,588,960	$11,126,399	$1,951,699

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005

	MAXIM AGGRESSIVE PROFILE II PORTFOLIO		MAXIM CONSERVATIVE PROFILE II PORTFOLIO		MAXIM MODERATE PROFILE II PORTFOLIO
	2006	2005	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$16,537,011	$8,308,309	$6,989,500	$6,979,770	$30,214,168	$21,289,309
Net realized gain on investments	47,767,218	39,676,856	2,207,473	3,286,992	48,028,482	36,225,437

Capital gain distributions received	64,737,220	49,511,643	6,086,088	4,274,287	63,845,889	45,596,525
Change in net unrealized appreciation on investments	(21,202,784)	(37,698,615)	1,574,958	(5,431,258)	(18,499,579)	(40,242,409)

Net increase in net assets resulting from operations	107,838,665	59,798,193	16,858,019	9,109,791	123,588,960	62,868,862

DISTRIBUTIONS:
From net investment income	(16,622,392)	(8,278,977)	(7,024,507)	(7,121,227)	(30,282,794)	(23,153,859)
From net realized gains	(102,399,365)	(63,746,610)	(8,680,665)	(5,292,273)	(101,812,349)	(55,212,399)

Total distributions	(119,021,757)	(72,025,587)	(15,705,172)	(12,413,500)	(132,095,143)	(78,366,258)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	294,199,588	281,795,817	96,213,490	98,597,861	435,679,464	388,755,236
Reinvestment of distributions	119,021,756	72,025,587	15,705,172	12,413,500	132,095,143	78,366,258
Redemptions of shares	(342,124,327)	(308,599,506)	(109,578,594)	(106,934,749)	(455,019,594)	(434,864,516)

Net increase in net assets resulting from share transactions	71,097,017	45,221,898	2,340,068	4,076,612	112,755,013	32,256,978

Total increase in net assets	59,913,925	32,994,504	3,492,915	772,903	104,248,830	16,759,582

NET ASSETS:
Beginning of period	719,785,859	686,791,355	216,132,473	215,359,570	1,021,072,785	1,004,313,203

End of period (1)	$779,699,784	$719,785,859	$219,625,388	$216,132,473	$1,125,321,615	$1,021,072,785
	0	0	0	0	0	0
OTHER INFORMATION:

SHARES:
Sold	29,991,915	29,204,345	10,016,267	10,232,325	46,181,026	41,626,011
Issued in reinvestment of distributions	12,931,509	7,538,913	1,660,791	1,302,869	14,546,160	8,466,306
Redeemed	(34,935,804)	(31,945,045)	(11,408,313)	(11,097,017)	(48,192,842)	(46,570,586)

Net increase	7,987,620	4,798,213	268,745	438,177	12,534,344	3,521,731

(1) Including undistributed net investment income	$135	$85,516	$0	$0	$0	$0

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005

	MAXIM MODERATELY AGGRESSIVE PROFILE II PORTFOLIO		MAXIM MODERATELY CONSERVATIVE PROFILE II PORTFOLIO
	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$2,597,967	$1,638,662	$567,025	$452,481
Net realized gain on investments	4,358,500	3,508,624	662,246	611,878
Capital gain distributions received	5,890,619	4,633,199	970,991	682,146
Change in net unrealized appreciation on investments	(1,720,687)	(3,956,263)	(248,563)	(627,907)

Net increase in net assets resulting from operations	11,126,399	5,824,222	1,951,699	1,118,598

DISTRIBUTIONS:
From net investment income	(2,606,578)	(1,635,394)	(568,717)	(452,005)
From net realized gains	(1,974,220)	0	(377,301)	0

Total distributions	(4,580,798)	(1,635,394)	(946,018)	(452,005)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	27,086,129	25,125,189	8,876,624	6,770,332
Reinvestment of distributions	4,580,798	1,635,394	946,018	452,005
Redemptions of shares	(29,003,910)	(24,110,491)	(9,177,658)	(6,999,693)

Net increase in net assets resulting share transactions	2,663,017	2,650,092	644,984	222,644

Total increase in net assets	9,208,618	6,838,920	1,650,665	889,237

NET ASSETS:
Beginning of period	81,368,658	74,529,738	19,721,624	18,832,387

End of period (1)	$90,577,276	$81,368,658	$21,372,289	$19,721,624
	0	0	0	0
OTHER INFORMATION:

SHARES:
Sold	2,547,244	2,588,883	868,142	700,354
Issued in reinvestment of distributions	421,418	162,623	91,534	46,015
Redeemed	(2,733,104)	(2,489,591)	(899,541)	(725,469)

Net increase	235,558	261,915	60,135	20,900

(1) Including undistributed net investment income	$11	$8,622	$0	$1,684

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,
	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$9.44	$9.61	$8.73	$6.72	$8.32

Income from Investment Operations

Net investment income	0.22	0.12	0.15	0.05	0.04
Capital gain distributions received	0.77	0.65	0.26	0.04	0.08

Total distributions received	0.99	0.77	0.41	0.09	0.12

Net realized and unrealized gain (loss)
on investments	0.41	0.08	1.07	1.97	(1.68)

Total Income (Loss) From
Investment Operations	1.40	0.85	1.48	2.06	(1.56)

Less Distributions

From net investment income	(0.22)	(0.12)	(0.15)	(0.05)	(0.04)

From net realized gains	(1.37)	(0.90)	(0.45)	0.00	0.00

Total Distributions	(1.59)	(1.02)	(0.60)	(0.05)	(0.04)

Net Asset Value, End of Period	$9.25	$9.44	$9.61	$8.73	$6.72

Total Return	15.59%	8.97%	17.13%	30.70%	(18.82%)

Net Assets, End of Period ($000)	$779,700	$719,786	$686,791	$591,561	$367,126

Ratio of Expenses to Average Net Assets #	0.10%	0.10%	0.10%	0.10%	0.10%

Ratio of Net Investment Income to
Average Net Assets	2.22%	1.22%	1.71%	0.81%	1.00%

Portfolio Turnover Rate	21.79%	22.08%	37.96%	57.59%	73.73%

#	Does not include expenses of the investment companies in which the portfolio invests.

See notes to financial statements.					(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY AGGRESSIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,
	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$10.12	$9.58	$8.62	$7.05	$8.30

Income from Investment Operations

Net investment income	0.33	0.21	0.20	0.13	0.15
Capital gain distributions received	0.71	0.58	0.15	0.04	0.08

Total distributions received	1.04	0.79	0.35	0.17	0.23

Net realized and unrealized gain (loss)
on investments	0.37	(0.04)	0.81	1.53	(1.33)

Total Income (Loss) From
Investment Operations	1.41	0.75	1.16	1.70	(1.10)

Less Distributions

From net investment income	(0.33)	(0.21)	(0.20)	(0.13)	(0.15)
From net realized gains	(0.25)	0.00	0.00	0.00	0.00

Total Distributions	(0.58)	(0.21)	(0.20)	(0.13)	(0.15)

Net Asset Value, End of Period	$10.95	$10.12	$9.58	$8.62	$7.05

Total Return	13.97%	7.83%	13.51%	24.25%	(13.29%)

Net Assets, End of Period ($000)	$90,577	$81,369	$74,530	$66,114	$50,587

Ratio of Expenses to Average Net Assets #	0.10%	0.10%	0.10%	0.10%	0.10%

Ratio of Net Investment Income to
Average Net Assets	3.01%	2.19%	2.24%	1.77%	1.68%

Portfolio Turnover Rate	32.93%	38.44%	51.14%	103.04%	155.78%

#	Does not include expenses of the investment companies in which the portfolio invests.

See notes to financial statements.					(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATE PROFILE II PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,
	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$9.17	$9.32	$9.02	$7.64	$8.64

Income from Investment Operations

Net investment income	0.26	0.22	0.27	0.16	0.17
Capital gain distributions received	0.52	0.41	0.13	0.04	0.08

Total distributions received	0.78	0.63	0.40	0.20	0.25

Net realized and unrealized gain (loss)
on investments	0.29	(0.04)	0.62	1.34	(1.08)

Total Income (Loss) From
Investment Operations	1.07	0.59	1.02	1.55	(0.83)

Less Distributions

From net investment income	(0.26)	(0.22)	(0.27)	(0.16)	(0.17)
From net realized gains	(0.89)	(0.52)	(0.45)	(0.01)	0.00

Total Distributions	(1.15)	(0.74)	(0.72)	(0.17)	(0.17)

Net Asset Value, End of Period	$9.09	$9.17	$9.32	$9.02	$7.64

Total Return	12.20%	6.38%	11.55%	20.34%	(9.63%)

Net Assets, End of Period ($000)	$1,125,322	$1,021,073	$1,004,313	$931,192	$595,560

Ratio of Expenses to Average Net Assets #	0.10%	0.10%	0.10%	0.10%	0.10%

Ratio of Net Investment Income to
Average Net Assets	2.78%	2.13%	2.45%	2.23%	3.62%

Portfolio Turnover Rate	21.02%	36.96%	38.17%	74.01%	45.84%

#	Does not include expenses of the investment companies in which the portfolio invests.

See notes to financial statements.					(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,
	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$9.90	$9.56	$8.93	$7.85	$8.72

Income from Investment Operations

Net investment income	0.29	0.24	0.25	0.20	0.33
Capital gain distributions received	0.47	0.34	0.11	0.04	0.09

Total distributions received	0.76	0.58	0.36	0.24	0.42

Net realized and unrealized gain (loss)	0.24	0.00	0.52	1.05	(0.97)
on investments

Total Income (Loss) From
Investment Operations	1.00	0.58	0.88	1.29	(0.55)

Less Distributions

From net investment income	(0.29)	(0.24)	(0.25)	(0.21)	(0.32)
From net realized gains	(0.19)	0.00	0.00	0.00	0.00

Total Distributions	(0.48)	(0.24)	(0.25)	(0.21)	(0.32)

Net Asset Value, End of Period	$10.42	$9.90	$9.56	$8.93	$7.85

Total Return	10.15%	6.05%	9.90%	16.61%	(6.26%)

Net Assets, End of Period ($000)	$21,372	$19,722	$18,832	$15,461	$11,924

Ratio of Expenses to Average Net Assets #	0.10%	0.10%	0.10%	0.10%	0.10%

Ratio of Net Investment Income to
Average Net Assets	2.75%	2.46%	2.85%	2.76%	3.04%

Portfolio Turnover Rate	37.85%	60.44%	50.48%	110.33%	157.51%

#	Does not include expenses of the investment companies in which the portfolio invests.

MAXIM SERIES FUND, INC.

MAXIM CONSERVATIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

Year Ended December 31,

	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$9.46	$9.61	$9.56	$8.95	$9.41

Income from Investment Operations

Net investment income	0.32	0.32	0.40	0.37	0.33
Capital gain distributions received	0.26	0.19	0.04	0.04	0.08

Total distributions received	0.58	0.51	0.44	0.41	0.41

Net realized and unrealized gain (loss)
on investments	0.17	(0.10)	0.23	0.61	(0.54)

Total Income (Loss) From
Investment Operations	0.75	0.41	0.67	1.02	(0.13)

Less Distributions

From net investment income	(0.32)	(0.32)	(0.40)	(0.37)	(0.33)
From net realized gains	(0.39)	(0.24)	(0.22)	(0.04)	0.00

Total Distributions	(0.71)	(0.56)	(0.62)	(0.41)	(0.33)

Net Asset Value, End of Period	$9.50	$9.46	$9.61	$9.56	$8.95

Total Return	8.12%	4.32%	7.10%	11.47%	(1.42%)

Net Assets, End of Period ($000)	$219,625	$216,132	$215,360	$202,848	$138,060

Ratio of Expenses to Average Net Assets #	0.10%	0.10%	0.10%	0.10%	0.10%

Ratio of Net Investment Income to
Average Net Assets	3.25%	3.27%	3.14%	3.50%	5.39%

Portfolio Turnover Rate	23.17%	43.41%	46.10%	75.27%	49.35%

#	Does not include expenses of the investment companies in which the portfolio invests.

See notes to financial statements.					(Continued)

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2006

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-one portfolios. Interests in the Maxim Aggressive Profile II, Maxim Conservative Profile II, Maxim Moderate Profile II, Maxim Moderately Aggressive Profile II and Maxim Moderately Conservative Profile II Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is: to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments for the Maxim Aggressive Profile II Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments for the Maxim Conservative Profile II Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund with a relatively equal emphasis on equity and fixed income investments for the Maxim Moderate Profile II Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Maxim Moderately Aggressive Profile II Portfolio; and to seek capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Maxim Moderately Conservative Profile II Portfolio. Each Portfolio is non-diversified as defined in the 1940 Act. The Portfolios are available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Life Insurance Company, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company provide administrative services.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund. Investments in the GWL&A Contract (the Contract) are valued at the amount of deposits plus interest less withdrawals, determined on a daily basis. The investment in the Contract is a guaranteed account invested in the general account of GWL&A. The interest rate credited may change on a calendar quarter basis, but on an annual effective basis will not be less than 1.5%. The investment in the Contract is considered to be fair valued with the major consideration in the valuation being the credit rating of GWL&A.

Dividends

Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Income on the Great-West Life & Annuity Contract is accrued daily.

Federal Income Taxes

For federal income tax purposes, each Portfolio of the Fund currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued Financial Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109 “Accounting for Income Taxes”. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken in a tax return. It also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Portfolio has evaluated the impact that the adoption of FIN 48 will have on its financial position and the results of its operations and does not anticipate that there will be any adjustments required.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 shall be effective for financial statements issued for fiscal years beginning after November 15, 2007. The Portfolio is evaluating the impact that the adoption of FAS 157 will have on its financial position and the results of its operations. As such, any necessary adjustments pursuant to FAS 157 will be reflected on the semi-annual report for the period ending June 30, 2008.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.10% of the average daily net assets of each Portfolio. Each Portfolio will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Portfolios may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolios will vary.

Effective April 1, 2006, GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, became the principal underwriter to distribute and market the Portfolio. Prior to that date, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, was the principal underwriter. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

The Portfolios each may invest in a fixed interest contract issued and guaranteed by GWL&A. The contract has a stable principal value and pays a fixed rate of interest. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis).

As of December 31, 2006, there were thirty-one Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $102,000 for the year ended December 31, 2006. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

An affiliated company represents ownership by a Portfolio of at least 5% of the voting securities of the issuer during the period, as defined in the 1940 Act. A summary of transactions during the year ended December 31, 2006, in which the issuer was an affiliate of the Portfolio, is included on the following pages.

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2005	Cost	Cost	Gain/(Loss)	Received	12/31/2006

Aggressive Profile II Portfolio
Maxim Ariel MidCap Value Portfolio
	6,454,529	$141,577,562	$24,802,166	$15,738,127	$4,963,642	$873,179	$154,521,424
Maxim Ariel Small-Cap Value Portfolio
	4,459,636	51,795,527	12,328,746	5,977,867	2,065,177	128,083	58,064,460
Maxim Bernstein International Equity Portfolio
	4,645,834	74,654,865	14,996,333	21,002,310	10,138,142	1,710,116	68,386,677
Maxim INVESCO ADR Portfolio	3,378,211	73,730,246	15,412,193	15,165,315	11,449,637	1,030,544	66,449,408
Maxim Janus Large Cap Growth Portfolio
	6,071,750	71,594,292	25,921,046	7,599,586	1,564,738	88,465	77,171,938
Maxim Loomis Sayles Small-Cap Value Portfolio
	2,714,691	53,538,262	9,490,995	5,598,195	3,101,106	266,459	57,768,618
Maxim MFS® International Growth Portfolio
	4,986,912	74,252,239	23,181,776	19,943,093	9,402,316	2,137,305	66,475,541
Maxim T. Rowe Price Equity/Income Portfolio
	5,840,583	71,094,824	50,102,992	13,234,456	2,341,118	1,798,873	117,051,730
Maxim T. Rowe Price MidCap Growth Portfolio
	4,253,433	72,123,987	13,837,912	6,806,498	1,485,761	120,789	76,391,663
Maxim Trusco Small-Cap Growth Portfolio
	2,164,779	35,398,121	5,936,551	3,791,912	1,255,581	0	37,429,032

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2005	Cost	Cost	Gain/(Loss)	Received	12/31/2006

Conservative Profile II Portfolio

Maxim Federated Bond Portfolio	2,236,830	$21,555,656	$3,463,906	$3,333,955	$(31,582)	$923,547	$21,719,615
Maxim Global Bond Portfolio	2,085,491	32,829,718	3,756,485	16,405,800	(192,218)	1,481,502	22,231,338
Maxim High Yield Bond	3,194,717	21,623,966	15,584,864	5,086,027	(142,695)	2,153,696	33,033,370
Maxim Janus Large Cap Growth Portfolio
	1,723,348	21,556,732	7,475,431	3,015,806	993,811	24,967	21,903,756
Maxim Short Duration Bond Portfolio
	1,679,580	16,143,180	2,659,478	2,593,157	(149,217)	656,638	16,611,046
Maxim U.S. Government Securities Portfolio
	1,872,395	21,586,420	3,525,909	3,490,833	(170,063)	950,863	21,757,231

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2005	Cost	Cost	Gain/(Loss)	Received	12/31/2006

Moderate Profile II Portfolio

Maxim Ariel MidCap Value Portfolio
	4,672,381	$100,341,924	$22,661,316	$12,837,586	$4,993,675	$634,170	$111,856,798
Maxim Ariel Small-Cap Value Portfolio	4,304,296	24,472,017	39,846,649	6,896,350	1,859,139	124,087	56,041,935
Maxim Bernstein International Equity Portfolio
	4,032,044	70,611,252	15,059,899	26,878,503	8,740,500	1,500,128	59,351,692
Maxim Federated Bond Portfolio	5,705,068	50,740,739	10,876,775	6,297,435	(107,972)	2,336,055	55,396,212
Maxim Global Bond Portfolio	10,638,851	103,033,152	20,864,387	17,627,083	15,754	7,539,372	113,410,146
Maxim High Yield Bond	5,432,159	50,901,567	9,681,731	5,856,510	123,509	3,648,343	56,168,519
Maxim INVESCO ADR Portfolio	2,935,492	69,714,576	15,287,932	19,681,897	11,302,055	925,781	57,741,127
Maxim Janus Large Cap Growth Portfolio
	8,790,220	101,504,488	39,944,922	9,439,494	4,091,834	128,214	111,723,694
Maxim Loomis Sayles Small-Cap Value Portfolio
	2,620,115	25,299,200	36,719,962	5,526,226	2,119,704	258,033	55,756,045
Maxim MFS® International Growth Portfolio
	4,333,343	70,108,889	22,102,808	24,757,326	8,757,303	1,859,515	57,763,457
Maxim T. Rowe Price Equity/Income Portfolio
	5,432,159	100,777,016	16,548,059	12,429,867	4,507,026	1,743,574	112,967,548
Maxim T. Rowe Price MidCap Growth Portfolio
	3,079,001	51,121,061	12,722,854	6,446,019	1,282,984	88,126	55,298,858
Maxim U.S. Government Securities Portfolio
	4,775,566	50,813,238	11,034,146	6,594,125	(358,074)	2,405,020	55,492,077

3.	PURCHASES & SALES OF UNDERLYING INVESTMENTS

For the year ended December 31, 2006, the aggregate cost of purchases and proceeds from sales of underlying investments were as follows:

	Purchases	Sales

Aggressive Profile II Portfolio	$196,010,710	$162,624,577
Conservative Profile II Portfolio	49,840,355	50,130,550
Moderate Profile II Portfolio	302,256,490	227,510,157
Moderately Aggressive Profile II Portfolio	35,012,150	28,438,210
Moderately Conservative Profile II Portfolio	9,127,584	7,890,150

4.	UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2006 were as follows:

	Cost For			Net
	Income			Unrealized
	Tax	Gross	Gross	Appreciation
	Purposes	Appreciation	Depreciation	(Depreciation)

Aggressive Profile II Portfolio	$736,538,043	$43,839,315	$(661,735)	$43,177,580
Conservative Profile II Portfolio	218,640,046	5,055,629	(4,067,279)	988,350
Moderate Profile II Portfolio	1,090,039,108	43,405,102	(8,107,154)	35,297,948
Moderately Aggressive Profile II Portfolio	94,927,197	318,092	(4,666,780)	(4,348,688)
Moderately Conservative Profile II Portfolio	22,540,740	193,954	(1,362,112)	(1,168,157)

5.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2006 and 2005 were as follows:

Aggressive Profile II Portfolio	2006		2005
Distributions paid from:
Ordinary income	$16,622,392	$4	8,278,977
Long-term capital gain	102,399,365		63,746,610
	$119,021,757		$72,025,587

Conservative Profile II Portfolio	2006		2005
Distributions paid from:
Ordinary income	$7,069,431	$4	7,191,975
Long-term capital gain	8,635,741		5,221,525
	$15,705,172		$12,413,500

Moderate Profile II Portfolio	2006		2005
Distributions paid from:
Ordinary income	$30,370,047	$4	23,222,725
Long-term capital gain	101,725,096		55,143,533
	$132,095,143		$78,366,258

Moderately Aggressive Profile II Portfolio	2006		2005
Distributions paid from:
Ordinary income	$2,606,578	$4	1,635,394
Long-term capital gain	1,974,220		0
	$4,580,798		$1,635,934

Moderately Conservative Profile II Portfolio	2006		2005
Distributions paid from:
Ordinary income	$568,708	$4	452,005
Long-term capital gain	377,310		0
	$946,018		$452,005

As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Aggressive Profile II Portfolio
Undistributed ordinary income	$135
Undistributed capital gains	60,926,199
Net accumulated earnings	60,926,334

Net unrealized appreciation on investments	43,177,580
Capital loss carryforwards	0
Post-October losses	0
Total accumulated gain on investments	$104,103,914

Conservative Profile II Portfolio
Undistributed ordinary income	$0
Undistributed capital gains	5,681,695
Net accumulated earnings	5,681,695

Net unrealized appreciation on investments	988,350
Capital loss carryforwards	0
Post-October losses	0
Total accumulated gain on investments	$6,670,045

Moderate Profile II Portfolio
Undistributed ordinary income	$160
Undistributed capital gains	61,275,709
Net accumulated earnings	61,275,869

Net unrealized appreciation on investments	35,297,948
Capital loss carryforwards	0
Post-October losses	0
Total accumulated gain on investments	$96,573,817

Moderately Aggressive Profile II Portfolio
Undistributed ordinary income	$11
Undistributed capital gains	5,280,208
Net accumulated earnings	5,280,219

Net unrealized depreciation on investments	(4,348,688)
Capital loss carryforwards	0
Post-October losses	0
Total accumulated gain on investments	$931,531

Moderately Conservative Profile II Portfolio
Undistributed ordinary income	$0
Undistributed capital gains	870,201
Net accumulated earnings	870,201

Net unrealized depreciation on investments	(1,168,157)
Capital loss carryforwards	0
Post-October losses	0
Total accumulated loss on investments	$(297,956)

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and capital loss carryforwards. For the year ended December 31, 2006, the Conservative Profile II Portfolio reclassified $35,007 from accumulated net realized gain on investments to undistributed net investment income, the Moderate Profile II Portfolio reclassified $68,626 from accumulated net realized gain on investments to undistributed net investment income and the Moderately Conservative Profile Portfolio II reclassified $8 from accumulated net realized gain on investments to undistributed net investment income. This adjustment has no impact on net assets or the results of operations. Due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

6.	TAX INFORMATION (unaudited)

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2006, the following are the percentages that qualify for the dividend received deduction available to the Portfolios’ corporate shareholders.

Percent of Ordinary Income Distributions Qualifying for Dividends Received Deduction

Aggressive Profile II Portfolio	19%
Conservative Profile II Portfolio	3%
Moderate Profile II Portfolio	0%
Moderately Aggressive Profile II Portfolio	12%
Moderately Conservative Profile II Portfolio	0%

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE II PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006

COMMON STOCK
Shares		Value ($)

6,454,529	Maxim Ariel MidCap Value Portfolio	$154,521,424
4,459,636	Maxim Ariel Small-Cap Value Portfolio	58,064,460
4,645,834	Maxim Bernstein International Equity Portfolio	68,386,677
3,378,211	Maxim INVESCO ADR Portfolio	66,449,408
6,071,750	Maxim Janus Large Cap Growth Portfolio	77,171,938
2,714,691	Maxim Loomis Sayles Small-Cap Value Portfolio	57,768,618
4,986,912	Maxim MFS® International Growth Portfolio	66,475,541
5,840,583	Maxim T. Rowe Price Equity/Income Portfolio	117,051,730
4,253,433	Maxim T. Rowe Price MidCap Growth Portfolio	76,391,663
2,164,779	Maxim Trusco Small-Cap Growth Portfolio	37,429,032

Total Aggressive Profile II Portfolio		$779,710,491
(Cost of Investments $725,538,043)

See Notes to Financial Statements.

(continued)

MAXIM SERIES FUND, INC. MAXIM CONSERVATIVE PROFILE II PORTFOLIO SCHEDULE OF INVESTMENTS DECEMBER 31, 2006 COMMON STOCK
Shares			Value ($)

46,675,355	*	Great West Life & Annuity Contract	$48,909,905
457,983		Maxim Ariel MidCap Value Portfolio	10,964,112
263,955		Maxim Bernstein International Equity Portfolio	3,885,415
2,236,830		Maxim Federated Bond Portfolio	21,719,615
2,085,491		Maxim Global Bond Portfolio	22,231,338
3,194,717		Maxim High Yield Bond Portfolio	33,033,370
192,196		Maxim INVESCO ADR Portfolio	3,780,494
1,723,348		Maxim Janus Large Cap Growth Portfolio	21,903,756
282,039		Maxim MFS® International Growth Portfolio	3,759,584
1,679,580		Maxim Short Duration Bond Portfolio	16,611,046
552,521		Maxim T. Rowe Price Equity/Income Portfolio	11,072,528
1,872,395		Maxim U.S. Government Securities Portfolio	21,757,231

Total Conservative Profile II Portfolio			$219,628,394
(Cost of Investments $215,430,136)

* Shares for the Great-West Life & Annuity Contract represent amount contributed.

???Security is fair valued at December 31, 2006.

See Notes to Financial Statements.

(continued)

MAXIM SERIES FUND, INC. MAXIM MODERATE PROFILE II PORTFOLIO SCHEDULE OF INVESTMENTS DECEMBER 31, 2006 COMMON STOCK
Shares			Value ($)

158,911,004	*	Great West Life & Annuity Contract	$166,368,950
4,672,381		Maxim Ariel MidCap Value Portfolio	111,856,798
4,304,296		Maxim Ariel Small-Cap Value Portfolio	56,041,935
4,032,044		Maxim Bernstein International Equity Portfolio	59,351,692
5,705,068		Maxim Federated Bond Portfolio	55,396,212
10,638,851		Maxim Global Bond Portfolio	113,410,146
5,432,159		Maxim High Yield Bond Portfolio	56,168,519
2,935,492		Maxim INVESCO ADR Portfolio	57,741,127
8,790,220		Maxim Janus Large Cap Growth Portfolio	111,723,694
2,620,115		Maxim Loomis Sayles Small-Cap Value Portfolio	55,756,045
4,333,343		Maxim MFS® International Growth Portfolio	57,763,457
5,432,159		Maxim T. Rowe Price Equity/Income Portfolio	112,967,548
3,079,001		Maxim T. Rowe Price MidCap Growth Portfolio	55,298,858
4,775,566		Maxim U.S. Government Securities Portfolio	55,492,077

Total Moderate Profile II Portfolio			$1,125,337,058
(Cost of Investments $1,078,363,194)

* Shares for the Great-West Life & Annuity Contract represent amount contributed.

???Security is fair valued at December 31, 2006.

See Notes to Financial Statements.

(continued)

MAXIM SERIES FUND, INC. MAXIM MODERATELY AGGRESSIVE PROFILE II PORTFOLIO SCHEDULE OF INVESTMENTS DECEMBER 31, 2006 COMMON STOCK
Shares			Value ($)

4,287,150	*	Great West Life & Annuity Contract	$4,461,574
375,113		Maxim Ariel MidCap Value Portfolio	8,980,213
345,520		Maxim Ariel Small-Cap Value Portfolio	4,498,666
431,435		Maxim Bernstein International Equity Portfolio	6,350,728
229,047		Maxim Federated Bond Portfolio	2,224,049
854,467		Maxim Global Bond Portfolio	9,108,616
436,170		Maxim High Yield Bond Portfolio	4,509,996
314,492		Maxim INVESCO ADR Portfolio	6,186,052
705,827		Maxim Janus Large Cap Growth Portfolio	8,971,058
210,345		Maxim Loomis Sayles Small-Cap Value Portfolio	4,476,150
464,188		Maxim MFS® International Growth Portfolio	6,187,631
678,946		Maxim T. Rowe Price Equity/Income Portfolio	13,606,087
247,208		Maxim T. Rowe Price MidCap Growth Portfolio	4,439,854
251,587		Maxim Trusco Small-Cap Growth Portfolio	4,349,935
191,730		Maxim U.S. Government Securities Portfolio	2,227,901

Total Moderately Aggressive Profile II Portfolio			$90,578,510
(Cost of Investments $88,652,602)

* Shares for the Great-West Life & Annuity Contract represent amount contributed.

???Security is fair valued at December 31, 2006.

See Notes to Financial Statements.

(continued)

MAXIM SERIES FUND, INC. MAXIM MODERATELY CONSERVATIVE PROFILE II PORTFOLIO SCHEDULE OF INVESTMENTS DECEMBER 31, 2006 COMMON STOCK
Shares			Value ($)

4,596,025	*	Great West Life & Annuity Contract	$4,768,957
44,441		Maxim Ariel MidCap Value Portfolio	1,063,923
81,884		Maxim Ariel Small-Cap Value Portfolio	1,066,134
51,243		Maxim Bernstein International Equity Portfolio	754,294
108,554		Maxim Federated Bond Portfolio	1,054,057
202,449		Maxim Global Bond Portfolio	2,158,108
206,706		Maxim High Yield Bond Portfolio	2,137,341
37,193		Maxim INVESCO ADR Portfolio	731,595
167,242		Maxim Janus Large Cap Growth Portfolio	2,125,670
49,849		Maxim Loomis Sayles Small-Cap Value Portfolio	1,060,782
54,896		Maxim MFS® International Growth Portfolio	731,767
54,338		Maxim Short Duration Bond Portfolio	537,403
53,621		Maxim T. Rowe Price Equity/Income Portfolio	1,074,560
58,581		Maxim T. Rowe Price MidCap Growth Portfolio	1,052,111
90,867		Maxim U.S. Government Securities Portfolio	1,055,880

Total Moderately Conservative Profile II Portfolio			$21,372,582
(Cost of Investments $21,186,956)

* Shares for the Great-West Life & Annuity Contract represents amount contributed.

???Security is fair valued at December 31, 2006.

See Notes to Financial Statements.

Summary of Investments by Asset Class

Maxim Conservative Profile II Portfolio
December 31, 2006
Unaudited

		% of Portfolio
Asset Class	Value ($)	Investments
International Equity	11,425,493	5.21%
MidCap Equity	10,964,112	4.99%
Large-Cap Equity	32,976,284	15.01%
Bond	98,741,554	44.96%
Short-Term Bond	65,520,951	29.83%
	219,628,394	100.00%

Maxim Moderately Conservative Profile II Portfolio
December 31, 2006
Unaudited

		% of Portfolio
Asset Class	Value ($)	Investments
International Equity	2,217,656	10.38%
Small-Cap Equity	2,126,916	9.95%
MidCap Equity	2,116,034	9.90%
Large-Cap Equity	3,200,230	14.97%
Bond	6,405,386	29.97%
Short-Term Bond	5,306,360	24.83%
	21,372,582	100.00%

Maxim Moderate Profile II Portfolio
December 31, 2006

Unaudited

		% of Portfolio
Asset Class	Value ($)	Investments
International Equity	174,856,276	15.53%
Small-Cap Equity	111,797,980	9.94%
MidCap Equity	167,155,656	14.86%
Large-Cap Equity	224,691,242	19.97%
Bond	280,466,954	24.92%
Short-Term Bond	166,368,950	14.78%
	1,125,337,058	100.00%

Maxim Moderately Aggressive Profile II Portfolio
December 31, 2006
Unaudited

		% of Portfolio
Asset Class	Value ($)	Investments
International Equity	18,724,411	20.66%
Small-Cap Equity	13,324,751	14.71%
MidCap Equity	13,420,067	14.82%
Large-Cap Equity	22,577,145	24.93%
Bond	18,070,562	19.95%
Short-Term Bond	4,461,574	4.93%
	90,578,510	100.00%

Maxim Aggressive Profile II Portfolio
December 31, 2006
Unaudited

% of Portfolio
Asset Class	Value ($)	Investments

International Equity	201,311,626	25.81%
Small-Cap Equity	153,262,110	19.66%
MidCap Equity	230,913,087	29.62%
Large-Cap Equity	194,223,668	24.91%
	779,710,491	100.00%

SHAREHOLDER EXPENSE EXAMPLES
Maxim Conservative Profile II Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2006 to December 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2006)	(12/31/2006)	(6/30/06-12/31/06)

Actual	$ 1,000.00	$ 1,064.52	$ 0.52

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,024.70	$ 0.51

*Expenses are equal to the Portfolio's annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Moderately Conservative Profile II Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2006 to December 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2006)	(12/31/2006)	(6/30/06-12/31/06)

Actual	$ 1,000.00	$ 1,074.27	$ 0.52

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,024.70	$ 0.51

*Expenses are equal to the Portfolio's annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Moderate Profile II Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2006 to December 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2006)	(12/31/2006)	(6/30/06-12/31/06)

Actual	$ 1,000.00	$ 1,088.70	$ 0.53

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,024.70	$ 0.51

*Expenses are equal to the Portfolio's annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Moderately Aggressive Profile II Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2006 to December 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2006)	(12/31/2006)	(6/30/06-12/31/06)

Actual	$ 1,000.00	$ 1,099.46	$ 0.53

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,024.70	$ 0.51

*Expenses are equal to the Portfolio's annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Aggressive Profile II Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2006 to December 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2006)	(12/31/2006)	(6/30/06-12/31/06)

Actual	$ 1,000.00	$ 1,111.47	$ 0.53

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,024.70	$ 0.51

*Expenses are equal to the Portfolio's annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Fund Directors and Officers

(Unaudited)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund’s business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

INDEPENDENT* DIRECTORS
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Rex Jennings (81)	Director	March 22, 1988 to present	President Emeritus, Denver Metro Chamber of Commerce	31
Richard P. Koeppe (74)	Director	April 30, 1987 to present	Retired Educator	31
Sanford Zisman (66)	Director	March 19, 1982 to present	Attorney, Firm of Zisman, Ingraham and Daniel, P.C.	31
INTERESTED* DIRECTORS AND OFFICERS

*William T. McCallum (64)	Director and President	June 1, 2000 to present

Beginning January 1, 2006: Vice Chairman, Great-West Life & Annuity Insurance Company.

Through December 31, 2005: President and Chief Executive Officer of Great-West Life & Annuity Insurance Company, United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Co-President and Chief Executive Officer of Great-West Lifeco Inc.; President and Chief Executive Officer of GWL&A Financial Inc. and Canada Life Insurance Company of America (through February 13, 2006); President and Chief Executive Officer of First Great-West Life & Annuity Insurance Company and Alta Health & Life Insurance Company.

31

Director, Great-West Lifeco Inc., Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., The Great-West Life Assurance Company, The Canada Life Assurance Company, and Canada Life Insurance Company of America.

*Mitchell T.G. Graye (51)	Director	June 1, 2000 to present

Executive Vice President and Chief Financial Officer of Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, Canada Life Insurance Company of America, GWL&A Financial, Inc., the United States Operations of The Great-West Life Assurance Company, and the United States Operations for The Canada Life Assurance Company; Chairman and President, GW Capital Management, LLC, and Orchard Capital Management, LLC; President, GWL Properties, Inc., Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. and Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II; Executive Vice President, Orchard Trust Company, LLC

31

Director, Alta Health & Life Insurance Company, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., GWL Properties, Inc., Great-West Benefit Services, Inc.; Manager, GW Capital Management, LLC, Orchard Capital Management, LLC, Orchard Trust Company, LLC and FASCore, LLC.

*Graham McDonald (60)	Treasurer	November 29, 2001 to present

Senior Vice President, Corporate Administration of Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America, GWL&A Financial, Inc., the United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Senior Vice President, Corporate Finance and Investment Operations of EMJAY Corporation, EMJAY Retirement Plan Services, Inc., and Orchard Trust Company, LLC; Senior Vice President, Corporate and Investment Administration, FASCore, LLC; Senior Vice President and Treasurer, GW Capital Management, LLC, and Orchard Capital Management, LLC; President, Greenwood Investments, LLC, and Great-West Benefit Services, Inc.; Vice President, Investment Administration, National Plan Coordinators of Delaware, Inc.

			31	Manager, Greenwood Investments, LLC, and GW Capital Management, LLC; Director, Great-West Benefit Services, Inc., GWL Properties, Inc., and GWFS Equities, Inc.

Beverly A. Byrne (51)	Secretary	April 10, 1997 to present

Chief Legal Officer, Financial Services and Securities Compliance, Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., First Great-West Life & Annuity Insurance Company, Canada Life Insurance Company of America, the United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Vice President, Counsel and Secretary, FASCore, LLC, and National Plan Coordinators of Delaware, Inc.; Vice President and Counsel, Orchard Trust Company, LLC; Secretary and Chief Compliance Officer, GW Capital Management, LLC, Orchard Capital Management, LLC, GWFS Equities, Inc., and Advised Assets Group, LLC; Secretary and Compliance Officer, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., BenefitsCorp, Inc., and BenefitsCorp, Inc. of Wyoming; Secretary, Greenwood Investments, LLC and One Orchard Equities, Inc.

			31	None

*

Refers to a Director or officer who is an “interested person” of Maxim Series Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with the Fund or its investment adviser, GW Capital Management, LLC (doing business as Maxim Capital Management, LLC). A Director who is not an “interested person” of the Fund is referred to as an “Independent Director.”

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

Name of Independent Director	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors**
Rex Jennings	$32,250	0	0	$32,250
Richard P. Koeppe	$32,250	0	0	$32,250
Sanford Zisman	$32,250	0	0	$32,250

** As of December 31, 2006, there were 31 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund’s most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund’s Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $272,700 for fiscal year 2005 and $278,850 for fiscal year 2006.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $35,300 for fiscal year 2005 and $35,300 for fiscal year 2006. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $133,810 for fiscal year 2005 and $147,360 for fiscal year 2006. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions) provided that the Fund's auditors will not provide the

_________________________

 No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions) to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund. The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)	(2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such

_________________________

 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)          The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2005 equaled $499,505, and for fiscal year 2006 equaled $436,000.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.            DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.            PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.            PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	February 22, 2007

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:	February 22, 2007